Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed	Jun. 30, 2024 USD ($)
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Abstract]
Total consideration for acquisition	$ 13,854,016
Assets acquired and liabilities assumed:
Cash acquired	47,073
Accounts receivable	1,048,422
Loan receivable	40,052
Prepayments, deposits and other current assets	650,632
Intangible assets, net	8,134,797
Accounts payable	(1,401,816)
Deferred revenue	(378,979)
Other current liabilities	(3,212)
Deferred tax liabilities	(2,033,699)
Total net assets acquired	6,103,270
Goodwill	$ 7,750,746